Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
Rental and bandwidth leasing expenses	¥ 3,892,365	¥ 2,827,353	¥ 1,827,441
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2018	3,283,662
2019	2,122,122
2020	1,359,985
2021	742,045
2022	415,180
2023 and thereafter	694,684
Total	8,617,678
Office and fulfillment centers
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2018	2,845,163
2019	1,977,245
2020	1,313,517
2021	737,960
2022	411,823
2023 and thereafter	689,488
Total	7,975,196
Bandwidth
Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more
2018	438,499
2019	144,877
2020	46,468
2021	4,085
2022	3,357
2023 and thereafter	5,196
Total	¥ 642,482